Unaudited Interim Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Operating
Net loss	$ (2,158)	$ (1,635)
Adjustments to reconcile net loss to cash flow from operating activities:
Non-cash items (Note 24)	887	501
Net change in non-cash operating working capital items:
Amounts receivable	(42)	(197)
Inventory	(338)	(210)
Prepaid and other assets	182	14
Trade, other payables and accrued liabilities	(1,486)	(223)
Cash used in operating activities	(2,955)	(1,750)
Investing
Exploration and evaluation assets and expenditures	(2,192)	(1,850)
Proceeds from gold sales	535	677
Purchase of mineral property, plant and equipment	(906)	(43)
Cash used in investing activities	(2,563)	(1,216)
Financing
Repayment of leases		(27)
Proceeds from issuance of convertible debentures		1,000
Cash provided by financing activities		973
Net decrease in cash	(5,518)	(1,993)
Cash, beginning of period	13,447	4,053
Cash, end of period	7,929	2,060
Non-cash transactions:
Value of shares issued on conversion of debentures		1,058
Value of shares issued on settlement of debt	$ 98